1
Portfolio of Investments May 31, 2025
Enhanced CLO Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
ASSET-BACKED SECURITIES - 98.5% –
$ 1,250,000 (a),(b) Aimco CLO 14 Ltd, Series 2021 14A, (TSFR3M + 6.012%) 10.281% 04/20/34 $ 1,253,779
1,000,000 (a),(b) AIMCO CLO Series 2018-A, Series 2018 AA, (TSFR3M +
5.250%)
9.530 10/17/37 1,007,697
6,000,000 (a),(b) AIMCO CLO Series 2018-A, Series 2018 AA, (TSFR3M +
2.850%)
7.130 10/17/37 6,020,874
3,000,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10.669 01/20/35 2,996,547
2,500,000 (a),(b) Allegro CLO XV Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9.811 04/20/38 2,475,920
1,500,000 (a),(b),(c) Anchorage Capital CLO 19 Ltd, Series 2021 19A 0.000 10/15/34 454,471
250,000 (a),(b) Anchorage Capital CLO 19 Ltd, Series 2021 19A, (TSFR3M +
7.512%)
11.768 10/15/34 225,960
2,300,000 (a),(b) Apidos CLO XXVIII, Series 2017 28A, (TSFR3M + 5.762%) 10.031 01/20/31 2,300,196
2,000,000 (a),(b),(c) ARES LX CLO LTD, Series 2021 60A 0.000 07/18/34 931,986
2,000,000 (a),(b) Ares LXXV CLO Ltd, Series 2024 75A, (TSFR3M + 1.850%) 6.090 01/15/37 2,011,822
2,000,000 (a),(b),(c) ARES XLV CLO Ltd, Series 2017 45A 0.000 10/15/30 597,860
1,500,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 7.112%) 11.391 04/17/33 1,503,793
3,000,000 (a),(b),(c) Basswood Park CLO Ltd, Series 2021 1A 0.000 04/20/34 1,674,300
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A 0.000 04/20/34 15,828
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 0.000 04/20/34 36,732
1,000,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (LIBOR 3 M + 7.112%) 8.034 04/24/34 888,434
2,500,000 (a),(b) Benefit Street Partners CLO IX Ltd, Series 2016 9A, (TSFR3M +
5.900%)
10.169 10/20/37 2,540,715
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd, Series 2024 38A,
(TSFR3M + 4.000%)
8.313 01/25/38 1,966,028
1,000,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 6.250%) 10.522 04/21/35 1,002,719
32,150,000 (a),(b),(c) Buttermilk Park CLO Ltd, Series 2018 1A 0.000 10/15/31 8,998,560
1,778,000 (a),(b),(c) CARLYLE US CLO 2018-2 Ltd, Series 2018 2A 0.000 10/15/31 445,229
1,500,000 (a),(b) Carlyle US CLO 2022-3 Ltd, Series 2022 3A, (TSFR3M +
6.690%)
10.959 04/20/37 1,507,500
962,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11.376 07/25/36 966,628
1,500,000 (a),(b) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 6.262%) 1.000 07/17/34 1,510,563
1,500,000 (a),(b),(c) CIFC Funding 2017-III Ltd, Series 2017 3A 0.000 04/20/37 452,950
6,825,000 (a),(b),(c) CIFC Funding 2018-II Ltd, Series 2018 2A 0.000 10/20/37 3,151,669
4,250,000 (a),(b) CIFC Funding 2019-I Ltd, Series 2019 1A, (TSFR3M + 5.750%) 10.019 10/20/37 4,291,803
2,775,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 6.512%) 10.768 07/15/36 2,794,539
1,540,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (LIBOR 3 M +
6.762%)
11.031 10/20/34 1,544,760
555,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 2.312%) 6.581 10/20/34 556,272
2,000,000 (a),(b) CIFC Funding 2020-III Ltd, Series 2020 3A, (LIBOR 3 M +
6.762%)
9.210 10/20/34 2,014,866
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 10.282 07/25/37 2,526,937
750,000 (a),(b),(c) CIFC Funding 2021-II, Series 2021 2A 0.000 04/15/34 411,986
2,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 10.479 07/23/37 2,290,010
4,000,000 (a),(b) CIFC Funding 2021-V Ltd, Series 2021 5A, (TSFR3M + 1.800%) 6.056 01/15/38 4,009,876
1,675,000 (a),(b) CIFC Funding 2021-VI Ltd, Series 2021 6A, (TSFR3M + 6.512%) 10.768 10/15/34 1,679,266
925,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 9.019 04/19/35 903,631
2,000,000 (a),(b) CIFC Funding 2024-V Ltd, Series 2024 5A, (TSFR3M + 2.850%) 7.179 01/22/38 2,006,560
750,000 (a),(b) Dryden 50 Senior Loan Fund, Series 2017 50A, (LIBOR 3 M +
6.522%)
10.778 07/15/30 745,598
2,000,000 (a),(b) Elmwood CLO 19 Ltd, Series 2022 6A, (TSFR3M + 7.000%) 11.280 10/17/36 2,020,022
670,000 (a),(b) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 6.000%) 10.280 01/17/37 671,961
2,000,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10.719 04/18/37 2,027,582
2,000,000 (a),(b),(c) Elmwood CLO I Ltd, Series 2019 1A 0.000 04/20/37 1,043,874
5,000,000 (a),(b) Elmwood CLO VII Ltd, Series 2020 4A, (TSFR3M + 5.900%) 10.180 10/17/37 5,014,660
3,000,000 (a),(b) Elmwood CLO VIII Ltd, Series 2021 1A, (TSFR3M + 6.250%) 10.519 04/20/37 2,987,253
2,750,000 (a),(b) Galaxy 31 CLO Ltd, Series 2023 31A, (TSFR3M + 8.430%) 12.686 04/15/36 2,750,137
500,000 (a),(b) Galaxy XX CLO Ltd, Series 2015 20A, (TSFR3M + 2.862%) 7.131 04/20/31 501,772
1,500,000 (a),(b) Goldentree Loan Management US CLO 12 Ltd, Series 2022
12A, (TSFR3M + 5.700%)
9.972 07/20/37 1,510,777

Portfolio of Investments May 31, 2025
(continued)
Enhanced CLO Income
2
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 2,500,000 (a),(b) Goldentree Loan Management US CLO 6 Ltd, Series 2019 6A,
(TSFR3M + 4.500%)
8.769% 04/20/35 $ 2,474,912
3,000,000 (a),(b) Goldentree Loan Management US CLO 7 Ltd, Series 2020 7A,
(TSFR3M + 5.250%)
9.519 04/20/34 3,014,580
1,000,000 (a),(b) GoldentTree Loan Management US CLO 1 Ltd, Series 2021
11A, (LIBOR 3 M + 7.762%)
8.563 10/20/34 972,483
18,900,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 0.000 10/20/37 16,461,768
37,700,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 0.015 10/20/37 2,262
875,000 (a),(b) Harriman Park CLO LTD, Series 2020 1A, (TSFR3M + 6.662%) 10.931 04/20/34 881,576
2,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
11.172 04/22/37 2,034,840
1,500,000 (a),(b) KKR CLO 22 Ltd, Series 2018 22A, (TSFR3M + 6.262%) 10.531 07/20/31 1,483,741
1,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 9.556 04/15/37 1,004,943
5,000,000 (a),(b),(c) KKR CLO 32 Ltd, Series 2020 32A 0.000 04/15/37 2,884,795
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 11.519 10/20/34 3,910,220
750,000 (a),(b) Magnetite XIX Ltd, Series 2017 19A, (TSFR3M + 5.100%) 9.380 04/17/34 753,286
1,500,000 (a),(b) Magnetite Xli Ltd, Series 2024 41A, (TSFR3M + 1.780%) 6.093 01/25/38 1,508,094
1,250,000 (a),(b) Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 2.312%) 6.593 01/25/35 1,253,528
750,000 (a),(b) Magnetite XXVII Ltd, Series 2020 27A, (TSFR3M + 6.262%) 10.531 10/20/34 749,275
500,000 (a),(b) Magnetite XXXI Ltd, Series 2021 31A, (TSFR3M + 3.262%) 7.518 07/15/34 502,137
3,000,000 (a),(b) Magnetite XXXV Ltd, Series 2022 35A, (TSFR3M + 7.250%) 11.532 10/25/36 3,041,823
1,000,000 (a),(b) Magnetite XXXVII Ltd, Series 2023 37A, (TSFR3M + 7.000%) 11.269 10/20/36 1,012,521
750,000 (a),(b) MidOcean Credit CLO XVI, Series 2024 16A, (TSFR3M +
2.000%)
6.269 10/20/37 752,291
7,750,000 (a),(b) Neuberger Berman CLO XXI Ltd, Series 2016 21A, (TSFR3M +
5.250%)
9.519 01/20/39 7,767,329
4,135,000 (a),(b),(c) Neuberger Berman CLO XXI Ltd, Series 2016 21A 0.000 01/20/39 2,821,356
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
11.269 10/19/38 3,077,289
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 3.012%)
7.272 04/16/33 500,860
670,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 6.112%)
10.372 04/16/33 673,536
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 6.762%)
11.018 04/15/34 2,493,578
2,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, Series 2021 42A,
(TSFR3M + 1.850%)
6.111 07/16/36 2,005,476
750,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, Series 2021 42A,
(TSFR3M + 2.500%)
6.761 07/16/36 747,756
1,250,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd, Series 2022 51A,
(TSFR3M + 5.700%)
9.979 10/23/36 1,253,233
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 6.500%)
10.769 04/22/38 2,030,812
1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 57 Ltd, Series 2024 57A,
(TSFR3M + 2.000%)
6.275 10/24/38 1,003,875
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11.769 04/20/38 1,539,174
1,750,000 (a),(b) Neuberger Berman Loan Advisers NBLA CLO 52 Ltd, Series
2022 52A, (TSFR3M + 6.000%)
10.275 10/24/38 1,772,174
1,000,000 (a),(b) Newark BSL CLO 1 Ltd, Series 2016 1A, (TSFR3M + 6.512%) 10.794 12/21/29 997,501
2,500,000 (a),(b) Octagon 58 Ltd, Series 2022 1A, (TSFR3M + 6.250%) 0.000 04/15/38 2,565,622
1,000,000 (a),(b) Octagon Investment Partners 43 Ltd, Series 2019 1A, (TSFR3M
+ 6.862%)
11.143 10/25/32 1,001,861
750,000 (a),(b) OHA Credit Funding 2 LTD, Series 2019 2A, (TSFR3M +
3.700%)
7.969 01/21/38 749,879
1,000,000 (a),(b) OHA Credit Funding 4 Ltd, Series 2019 4A, (TSFR3M + 2.700%) 6.972 01/22/38 1,001,927
1,000,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 2.650%) 6.919 01/20/38 1,004,250
750,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 1.750%) 6.019 01/20/38 752,656
2,750,000 (a),(b),(c) Palmer Square CLO 2015-1 Ltd, Series 2015 1A 0.000 05/21/34 728,167
3,500,000 (a),(b),(c) Palmer Square CLO 2021-4 Ltd, Series 2021 4A 0.000 10/15/34 1,640,818
1,500,000 (a),(b) Palmer Square CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
5.500%)
10.061 10/20/37 1,527,084

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
3.750%)
8.019% 01/20/38 $ 1,999,682
1,750,000 (a),(b) Palmer Square CLO 2025-1 Ltd, Series 2025 1A, (TSFR3M +
4.500%)
8.812 04/20/38 1,757,299
938,000 (a),(b) Palmer Square CLO Ltd, Series 2022 1A, (TSFR3M + 6.350%) 10.622 04/20/35 940,508
500,000 (a),(b) Point Au Roche Park CLO Ltd, Series 2021 1A, (TSFR3M +
6.362%)
10.631 07/20/34 501,492
1,902,349 (a),(b) Rad CLO 15 Ltd, Series 2021 15A, (TSFR3M + 6.462%) 10.731 01/20/34 1,896,027
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10.769 07/20/37 2,525,658
250,000 (a),(b) Rad CLO 5 Ltd, Series 2019 5A, (TSFR3M + 6.962%) 11.237 07/24/32 250,688
1,500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 11.019 10/20/37 1,504,149
1,000,000 (a),(b) Rad CLO 9 Ltd, Series 2020 9A, (TSFR3M + 5.750%) 10.006 01/15/38 1,007,983
1,350,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 10.256 01/15/38 1,366,659
1,500,000 (a),(b) Regatta XXIII Funding Ltd, Series 2021 4A, (LIBOR 3 M +
6.962%)
7.763 01/20/35 1,510,902
1,250,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (LIBOR 3 M +
6.012%)
6.813 10/20/30 1,217,843
1,850,000 (a),(b) Rockford Tower CLO 2022-2 Ltd, Series 2022 2A, (TSFR3M +
5.150%)
9.419 10/20/35 1,860,071
1,000,000 (a),(b) Sixth Street CLO VIII Ltd, Series 2017 8A, (TSFR3M + 6.750%) 11.019 10/20/34 991,729
1,000,000 (a),(b) Sixth Street CLO XIX Ltd, Series 2021 19A, (LIBOR 3 M +
6.162%)
6.035 07/20/34 1,008,162
3,000,000 (a),(b) TCW CLO 2020-1 Ltd, Series 2020 1A, (TSFR3M + 3.400%) 7.669 04/20/34 2,999,238
2,719,000 (a),(b) TCW CLO 2021-2 Ltd, Series 2021 2A, (LIBOR 3 M + 7.122%) 6.985 07/25/34 2,698,064
3,000,000 (a),(b) TCW CLO 2024-1 Ltd, Series 2024 1A, (TSFR3M + 7.090%) 11.351 01/16/37 3,049,605
2,000,000 (a),(b) TCW CLO 2025-1 LTD, Series 2025 1A, (TSFR3M + 5.900%) 10.224 04/20/38 2,004,976
1,500,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 1.000 04/20/34 1,381,425
1,000,000 (a),(b) TICP CLO XI Ltd, Series 2018 11A, (TSFR3M + 6.700%) 10.982 04/25/37 1,018,870
1,000,000 (a),(b) Trinitas CLO Ltd, Series 2021 18A, (TSFR3M + 7.312%) 11.581 01/20/35 988,850
3,000,000 (a),(b),(c) Unity-Peace Park CLO Ltd, Series 2022 1A 0.000 04/20/35 1,763,115
1,500,000 (a),(b) Upland CLO Ltd, Series 2016 1A, (TSFR3M + 3.162%) 7.431 04/20/31 1,504,776
TOTAL ASSET-BACKED SECURITIES
(Cost $220,011,639) 213,345,961
TOTAL LONG-TERM INVESTMENTS
(Cost $220,011,639) 213,345,961
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
2,350,000 REPURCHASE AGREEMENTS - 1.1% 2,350,000
2,350,000 (d) Fixed Income Clearing Corporation 4.300 06/02/25 2,350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,350,000) 2,350,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,350,000) 2,350,000
TOTAL INVESTMENTS - 99.6%
(Cost $222,361,639 ) 215,695,961
OTHER ASSETS & LIABILITIES, NET -  0.4% 956,613
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 216,652,574
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments May 31, 2025
(continued)
Enhanced CLO Income
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $213,345,961 or 98.9% of Total Investments.
(c) CLO subordinate notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(d) Agreement with Fixed Income Clearing Corporation, 4.300% dated 5/30/25 to be repurchased at $2,350,842 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 10/31/31, valued at $2,397,093.
Enhanced CLO Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 213,345,961 $ – $ 213,345,961
Short-Term Investments:
Repurchase Agreements – 2,350,000 – 2,350,000
Total $ – $ 215,695,961 $ – $ 215,695,961